Schedule of Investments (unaudited)	iShares® Emerging Markets Infrastructure ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 14.8%
CCR SA	232,193	$627,889
Centrais Eletricas Brasileiras SA, ADR	46,592	403,021
Cia. de Saneamento Basico do Estado de Sao Paulo, ADR	44,135	326,599
Ultrapar Participacoes SA, ADR	263,835	992,020
		2,349,529
Chile — 3.3%
Enel Americas SA, ADR	73,086	527,681

China — 42.0%
Beijing Capital International Airport Co. Ltd., Class H(a)	390,000	259,006
CGN Power Co. Ltd., Class H(b)	1,313,000	292,415
China Gas Holdings Ltd.	262,600	799,958
China Longyuan Power Group Corp. Ltd., Class H	403,000	693,849
China Merchants Port Holdings Co. Ltd.	286,000	417,690
China Oilfield Services Ltd., Class H	546,000	489,132
China Resources Gas Group Ltd.	110,000	659,691
China Resources Power Holdings Co. Ltd.	234,000	319,664
China Suntien Green Energy Corp. Ltd., Class H	585,000	286,902
COSCO SHIPPING Energy Transportation Co. Ltd., Class H(c)	390,000	181,605
COSCO SHIPPING Ports Ltd.	350,000	273,269
Guangdong Investment Ltd.	372,000	534,308
Jiangsu Expressway Co. Ltd., Class H	250,000	282,942
Kunlun Energy Co. Ltd.	520,000	478,706
Shenzhen Expressway Co. Ltd., Class H	144,000	139,028
Shenzhen International Holdings Ltd.	234,499	324,013
Zhejiang Expressway Co. Ltd., Class H	290,000	258,092
		6,690,270
Mexico — 12.9%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR(a)	9,009	470,360
Grupo Aeroportuario del Pacifico SAB de CV, ADR	7,657	818,457
Grupo Aeroportuario del Sureste SAB de CV, ADR(a)(c)	4,147	766,780
		2,055,597
South Korea — 5.6%
Korea Electric Power Corp., ADR(c)	66,313	716,180
SK Discovery Co. Ltd.	3,848	180,778
		896,958
Security	Shares	Value

Thailand — 8.8%
Airports of Thailand PCL, NVDR(c)	725,400	$1,404,994

Total Common Stocks — 87.4%
(Cost: $13,196,459)		13,925,029

Preferred Stocks

Brazil — 2.1%
Cia. Energetica de Minas Gerais, Preference Shares, ADR	145,561	346,435

Russia — 7.8%
Transneft PJSC, Preference Shares, NVS	524	1,239,380

Total Preferred Stocks — 9.9%
(Cost: $1,537,052)		1,585,815

Short-Term Investments

Money Market Funds — 8.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(d)(e)(f)	1,283,412	1,284,182
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	30,000	30,000
		1,314,182
Total Short-Term Investments — 8.3%
(Cost: $1,313,978)		1,314,182

Total Investments in Securities — 105.6%
(Cost: $16,047,489)		16,825,026

Other Assets, Less Liabilities — (5.6)%		(885,056)

Net Assets — 100.0%		$15,939,970

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period-end.

(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$808,840	$475,332	(a)	$—	$(60)	$70	$1,284,182	1,283,412	$3,086	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,000	0	(a)	—	—	—	30,000	30,000	1		—
					$(60)	$70	$1,314,182		$3,087		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Emerging Markets Infrastructure ETF
June 30, 2021

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index	6	09/17/21	$409	$(650)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,907,079	$8,017,950	$—	$13,925,029
Preferred Stocks	346,435	1,239,380	—	1,585,815
Money Market Funds	1,314,182	—	—	1,314,182
	$7,567,696	$9,257,330	$—	$16,825,026
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(650)	$—	$—	$(650)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company

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